Investment Portfolio - March 31, 2022

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS - 94.6%
Albany
Public Impt., G.O. Bond, AGM, 3.000%, 1/15/2026	595,000	$612,978
Public Impt., G.O. Bond, AGM, 3.000%, 1/15/2027	445,000	459,658
Amsterdam City School District, G.O. Bond, AGM, 4.000%, 6/15/2024	1,135,000	1,179,520
Bath Central School District, G.O. Bond, 4.000%, 6/15/2025	750,000	790,405
Beacon City School District, G.O. Bond, 2.000%, 6/15/2024	390,000	388,985
Briarcliff Manor, Public Impt., G.O. Bond, 5.000%, 2/1/2023	400,000	411,617
Brighton Central School District G.O. Bond, 2.125%, 6/15/2025	500,000	503,071
School Impt., G.O. Bond, 2.000%, 6/15/2026	1,520,000	1,519,933
School Impt., G.O. Bond, 2.000%, 6/15/2027	1,330,000	1,325,757
Brookhaven
Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2025	400,000	416,064
Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2026	1,155,000	1,201,170
Brookhaven-Comsewogue Union Free School District, School Impt., G.O. Bond, 2.250%, 5/15/2024	500,000	504,283
Buffalo, Public Impt., Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 4/1/2024	250,000	264,840
Buffalo Municipal Water Finance Authority
Series A, Revenue Bond, 4.000%, 7/1/2022	300,000	302,175
Series A, Revenue Bond, 5.000%, 7/1/2023	300,000	311,863
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2039	250,000	274,588
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2043	600,000	658,597
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2048	250,000	274,424
Clarkstown, Public Impt., Series A, G.O. Bond, 2.000%, 6/15/2026	535,000	535,693
Commack Union Free School District, School Impt., Series A, G.O. Bond, 1.000%, 6/15/2025	1,400,000	1,356,839
Dutchess County
Series B, G.O. Bond, 2.000%, 4/1/2026	1,175,000	1,169,261
Series B, G.O. Bond, 2.000%, 4/1/2027	1,000,000	990,414
Enlarged City School District of Troy, G.O. Bond, BAM, 2.000%, 6/1/2026	500,000	497,258

	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Erie County
Public Impt., Series A, G.O. Bond, 5.000%, 9/15/2026	300,000	$336,755
Public Impt., Series A, G.O. Bond, 5.000%, 9/15/2027	200,000	229,254
Erie County Fiscal Stability Authority, Series D Revenue Bond, 5.000%, 9/1/2038	1,000,000	1,137,168
Greece Central School District, G.O. Bond, BAM, 2.500%, 6/15/2023	620,000	626,305
Haverstraw-Stony Point Central School District, G.O. Bond, 2.250%, 10/15/2027	510,000	513,414
Kings Park Central School District, School Impt., G.O. Bond, 2.000%, 9/1/2024	415,000	415,001
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	1,175,000	1,277,591
Monroe-Woodbury Central School District, G.O. Bond, 5.000%, 2/15/2023	2,000,000	2,060,563
New York, Highway Impt., Series A, G.O. Bond, 5.000%, 3/15/2023	510,000	526,632
New York City
G.O. Bond, 5.000%, 8/1/2026	515,000	574,360
Public Impt., Series 2, G.O. Bond, 3.375%, 3/1/2025	500,000	508,294
Public Impt., Series D2, G.O. Bond, 3.430%, 12/1/2024	500,000	508,837
Series D, G.O. Bond, 1.216%, 8/1/2026	500,000	466,103
Series E, G.O. Bond, 5.000%, 8/1/2026	1,500,000	1,673,116
New York City Municipal Water Finance Authority
Water Utility Impt., Series CC-1, Revenue Bond, 5.000%, 6/15/2032	1,310,000	1,542,200
Water Utility Impt., Subseries BB-1, Revenue Bond, 5.000%, 6/15/2046	2,000,000	2,199,248
New York City Transitional Finance Authority Building Aid
Prerefunded Balance, Revenue Bond, 5.000%, 7/15/2023	390,000	406,100
Public Impt., Series S1, Revenue Bond, 5.000%, 7/15/2025	1,030,000	1,112,542
Unrefunded Balance, Revenue Bond, 5.000%, 7/15/2023	430,000	447,665
New York City Transitional Finance Authority Future Tax Secured, Public Impt., Revenue Bond, 5.000%, 5/1/2031	780,000	930,173
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond, 5.000%, 7/15/2023	2,000,000	2,082,163

Investment Portfolio - March 31, 2022

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond, 5.000%, 11/1/2024	3,000,000	$3,058,080
New York State Dormitory Authority Highway Impt., Series A, Revenue Bond, 5.000%, 3/15/2027	315,000	353,149
School Impt., Series A, Revenue Bond, 5.000%, 3/15/2027	450,000	509,557
School Impt., Series D, Revenue Bond, AGM, 5.000%, 10/1/2030	1,000,000	1,156,994
School Impt., Unrefunded Balance, Series E, Revenue Bond, 5.000%, 3/15/2026	760,000	843,765
Series C, Revenue Bond, 0.887%, 3/15/2025	500,000	471,730
Series E, Revenue Bond, 5.000%, 3/15/2033	1,250,000	1,503,379
Unrefunded Balance, Series A, Revenue Bond, 5.000%, 2/15/2030	1,500,000	1,684,173
New York State Environmental Facilities Corp.
Water and Sewer, Series A, Revenue Bond, 5.000%, 6/15/2025	300,000	311,363
Water Utility Impt., Series B, Revenue Bond, 4.000%, 8/15/2046	2,000,000	2,086,223
New York State Thruway Authority
Highway Impt., Series A-1, Revenue Bond, 5.000%, 3/15/2023	1,025,000	1,057,381
Highway Impt., Series A-1, Revenue Bond, 5.000%, 3/15/2025	1,245,000	1,348,630
Series B, Revenue Bond, 4.000%, 1/1/2038	1,000,000	1,053,734
New York State Urban Development Corp.
Economic Impt., Series A, Revenue Bond, 5.000%, 3/15/2025	435,000	471,162
Economic Impt., Series B, Revenue Bond, 3.250%, 3/15/2025	800,000	810,801
Public Impt., Recreational Facility Impt., G.O. Bond, 5.000%, 3/15/2032	500,000	591,412
Series A, Revenue Bond, 5.000%, 3/15/2027	1,875,000	2,073,263
North Colonie Central School District, G.O. Bond, 2.000%, 7/15/2027	1,000,000	990,648
North Rose-Wolcott Central School District, G.O. Bond, AGM, 2.000%, 6/15/2025	500,000	499,287
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond, 5.000%, 5/15/2023	1,000,000	1,036,559
Orangetown, Series B, G.O. Bond, 5.000%, 9/15/2026	355,000	400,442
Perinton
G.O. Bond, 4.000%, 12/15/2022	210,000	213,853
G.O. Bond, 4.000%, 12/15/2023	160,000	165,686
	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Phelps-Clifton Springs Central School District, G.O. Bond, 3.750%, 6/15/2023	955,000	$976,953
Port Authority of New York & New Jersey Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,065,000	1,257,122
Consolidated Series 184, Revenue Bond, 5.000%, 9/1/2025	1,000,000	1,067,079
Rochester, School Impt., Series A, G.O. Bond, AMBAC, 5.000%, 8/15/2022	95,000	96,359
Sachem Central School District, G.O. Bond, 5.000%, 10/15/2023	250,000	262,337
Sales Tax Asset Receivable Corp.
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 10/15/2028	2,500,000	2,689,776
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 10/15/2030	520,000	559,533
Schenectady, School Impt., G.O. Bond, 2.000%, 12/15/2024	1,485,000	1,489,396
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2023	435,000	436,821
South Glens Falls Central School District, Series A, G.O. Bond, 2.000%, 7/15/2027	2,655,000	2,646,252
South Jefferson Central School District, G.O. Bond, AGM, 4.000%, 4/15/2025	1,125,000	1,180,001
Sullivan County, Public Impt., G.O. Bond, 3.000%, 11/15/2023	500,000	509,579
Triborough Bridge & Tunnel Authority
Highway Impt., Series A, Revenue Bond, 5.000%, 11/15/2023	350,000	367,830
Highway Impt., Series A, Revenue Bond, 4.000%, 11/15/2044	500,000	521,391
Series B, Revenue Bond, 5.000%, 11/15/2029	360,000	409,240
Ulster County, G.O. Bond, 4.000%, 11/15/2025[2]	490,000	525,200
Uniondale Union Free School District, School Impt., G.O. Bond, 5.000%, 5/1/2024	1,955,000	2,082,400
Vestal Central School District, G.O. Bond, 2.000%, 6/15/2025	685,000	685,554
Wappinger
Highway Impt., G.O. Bond, 2.000%, 10/1/2027	310,000	307,666
Highway Impt., G.O. Bond, 2.000%, 10/1/2028	320,000	315,896
Webster Central School District
School Impt., G.O. Bond, 2.125%, 10/15/2025	320,000	321,716
School Impt., G.O. Bond, 2.250%, 10/15/2026	330,000	332,978
TOTAL MUNICIPAL BONDS (Identified Cost $79,524,005)		77,255,227

Investment Portfolio - March 31, 2022

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUTUAL FUND - 3.9%
iShares New York Muni Bond ETF
(Identified Cost $3,338,368)	58,863	$3,210,977

	PRINCIPAL AMOUNT1/ SHARES	VALUE

SHORT-TERM INVESTMENT - 0.6%
Dreyfus Government Cash Management, Institutional Shares, 0.19%[3]
(Identified Cost $458,219)	458,219	$458,219

TOTAL INVESTMENTS - 99.1%
(Identified Cost $83,320,592)		80,924,423
OTHER ASSETS, LESS LIABILITIES - 0.9%		705,142
NET ASSETS - 100.0%		$81,629,565

KEY:

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents a security purchased on a when-issued basis.

3Rate shown is the current yield as of March 31, 2022.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
New York Municipal Bonds	$77,255,227	$—	$77,255,227	$—
Mutual fund	3,210,977	3,210,977	—	—
Short-Term Investment	458,219	458,219	—	—
Total assets	$80,924,423	$3,669,196	$77,255,227	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or March 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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